20. BORROWINGS	12 Months Ended
Dec. 31, 2017
Statement 781Abstract
BORROWINGS
Non Current	Note	12.31.2017	12.31.2016

Financial borrowings		5,950	691
Corporate bonds		27,764	12,158
CAMMESA financing		3,398	2,421
Related parties	36	14	16
		37,126	15,286

Current

Bank overdrafts		-	846
Financial borrowings		5,097	7,539
Corporate bonds		739	2,246
CAMMESA financing		-	34
Related parties	36	4	21
		5,840	10,686

The maturities of the Company’s borrowings (excluding finance lease liabilities) and its exposure to interest rates are as follow:

Fixed rate	12.31.2017	12.31.2016

Less than one year	4,667	5,335
One to two years	550	536
Two to five years	7,509	580
Up to five years	23,313	10,583
	36,039	17,034

Floating rates

Less than one year	594	4,918
One to two years	610	207
Two to five years	2,561	3,162
Up to five years	1,946	-
	5,711	8,287

Non interest accrues

Less than one year	579	433
One to two years	-	(5)
Two to five years	530	223
Up to five years	107	-
	1,216	651

The movements in the borrowings are as follows:

	12.31.2017	12.31.2016
At the beginning	25,972	7,993
Proceeds from borrowings	26,892	18,367
Payment of borrowings	(16,150)	(6,813)
Accrued interest	3,252	2,715
Payment of borrowings' interests	(2,469)	(1,519)
Net foreign currency exchange difference	5,150	1,761
Increase for subsidiaries acquisition	-	7,434
Costs capitalized in property, plant and equipment	329	244
Decrease through shares of subsidiaries (1)	-	(1,179)
Decrease through offsetting with other credits (2)	-	(1,951)
Decrease through offsetting with trade receivables	(4)	(242)
Repurchase and redemption of corporate bonds	(28)	(893)
Other financial results	22	55
At the end of the year	42,966	25,972

(1)	Corresponding to US$ 77.4 million related to EMES financing.
(2)	Corresponding to US$ 123 million (comprised of US$ 120 million of principal plus US$ 3 million of interests) related to YPF financing.

As of December 31, 2017 and 2016, the fair values of the Company’s non-current borrowings (Corporate Bonds) amount approximately to $ 30,611 million and $14,108 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s corporate notes at the end of each year (fair value level 1 and 2).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

Financial borrowings and CAMMESA financing approximate their fair value as they are subjected to a variable rate.

The other long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

During the years ended December 31, 2017 and 2016, the Company and its subsidiaries acquired and/or redeem its own corporate bonds or corporate bonds of various subsidiaries at their respective market value for a total face value of US$ 15.1 million and US$ 13.8 million, respectively. Due to these debt-repurchase and/or redemptions, the Company and its subsidiaries recorded a loss of $ 4 million in the year ended December 31, 2016, disclosed under the line “Result from repurchase of corporate bonds” within Other financial results.

As of the date of issuance of these financial statements, the Company is in compliance with the covenants established in its indebtedness.

20.1. Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.17

Corporate bonds:

2022 CB	Edenor	US$	172	Fixed	10%	2022	3,321
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	638
Class E CB	PAMPA	ARS	575	Variable	Badlar	11/13/2020	590
Class A CB	PAMPA	ARS	282	Variable	Badlar	10/5/2018	297
T Series CB	PAMPA (1)	US$	500	Fixed	7%	7/21/2023	9,491
Class 1 CB	PAMPA (2)	US$	750	Fixed	8%	1/24/2027	14,184
							28,521
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	1,572
CAMMESA Mapro	PAMPA	ARS	140	Variable	CAMMESA	(3)	193
CAMMESA Mapro	CPB	ARS	1,088	Variable	CAMMESA	(3)	1,633
							3,398
Financial loans:

	PAMPA	U$S	352	Fixed	Between 2,9% and 7,5%	Feb-2018 to May-2021	6,628
	PAMPA	U$S	63	Variable	6% + Libor	Sep-2018 to May-2024	1,164
	PAMPA	ARS	2,270	Fixed	Between 22% y 22,25%	Aug-2018 to Oct-2019	2,314
	Edenor	U$S	50	Fixed	Libor + 4,27%	10/11/2020	941
							11,047

							42,966

Type of instrument	Company	Currency	Residual value	Amount repurchased	Interest	Rate	Expiration	Book value as of 12.31.16

Corporate bonds:

CB at Par	EASA	USD	4	2	Fixed	5%	12/16/2017	27
Discount CB	EASA	USD	130	130	Fixed	9%	12/16/2021	-
2022 CB	Edenor	USD	172	-	Fixed	10%	10/25/2022	2,823
2017 CB	Edenor	USD	15	15	Fixed	11%	10/09/2017	-
Class 7 CB	CTG	ARS	173	-	Variable	Badlar + 3,5%	02/12/2018	179
Class 8 CB	CTG	USD	1	-	Fixed	7%	08/12/2020	22
Class 3 CB	CTLL	ARS	51	-	Variable	Badlar + 5%	10/30/2017	53
Class 4 CB	CTLL	USD	30	-	Fixed	6%	10/30/2020	543
Class C CB	CTLL	ARS	258	-	Fixed/Vble.	Badlar + 4,5% and 27,75%	05/06/2017	267
Class E CB	CTLL	ARS	575	-	Variable	Badlar	11/13/2020	589
Class A CB	CTLL	ARS	282	-	Variable	Badlar	10/05/2018	297
Class II CB	PEPASA	ARS	525	-	Variable	Badlar	06/06/2017	532
Class VII CB	PEPASA	ARS	310	-	Variable	Badlar + 5%	08/03/2017	322
Class VIII CB	PEPASA	ARS	403	-	Variable	Badlar + 4%	06/22/2017	402
STV 14	PEPASA	ARS	296	-	Variable	Badlar + 5,9%	04/14/2017	311
T Series CB	PAMPA (1)	USD	500	-	Fixed	7%	07/21/2023	8,074
								14,441

Type of instrument	Company	Currency	Residual value	Amount repurchased	Interest	Rate	Expiration	Book value as of 12.31.16
Regulatory:

CAMMESA 2014 Agreement	CTLL	ARS	736	-	Variable	CAMMESA	(4)	1,154
CAMMESA Mapro	CTLL	ARS	337	-	Variable	CAMMESA	(3)	102
CAMMESA Mapro	CPB	ARS	1,211	-	Variable	CAMMESA	(3)	1,199
								2,455
Syndicated Lons:

	PAMPA	ARS	993	-	Fixed	28%	07/26/2017	999
	PAMPA	ARS	963	-	Variable	Badcor + 3%	07/26/2017	970
	PAMPA	USD	141	-	Variable	Libor + 7%	07/26/2017	2,236
	PAMPA	ARS	142	-	Fixed	30%	02/26/2019	142
								4,347
Financial loans:

	PEPASA	USD	153	-	Fixed	Between 5% and 8%	Aug-2017 to Feb-2018	2,436
	PAMPA	USD	25	-	Fixed	Between 2,9% and 7,5%	Apr-2017 to Dec-2017	398
	CTLL	USD	15	-	Variable	Libor + 4,5%	09/26/2018	239
	CTLL	USD	19	-	Fixed	8%	06/30/2018	305
	CTLL	ARS	500	-	Fixed	20%	11/11/2017	505
								3,883
Adelantos en cuenta corriente:

	PAMPA	ARS	-	-				846

								25,972

(1)	On July 14, 2016, Petrobras issued the Series T Notes, for a total amount of US $ 500 million, part of which was used to cancel the Series S in its entirety, thus fulfilling the previous condition for the closing of the acquisition of PPSL.
(2)	On January 24, 2017, the Company issued Class 1 Corporate Bonds for a face value of U$S 750 million with an issuance price of 99.136%. Funds derived from the issuance of these CBs will be destined to investing in physical assets located in Argentina; financing working capital in Argentina; refinancing liabilities and/or making capital contributions in controlled companies or affiliates to use funds for the above-mentioned purposes.
(3)	Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.
(4)	On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project (see Note 47.1). The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.

20.2. Financing for the acquisition of PPSL and the Offers

20.2.1. Syndicated Loan

On July 26, 2016, the Company entered into a syndicated loan agreement with domestic and foreign financial entities for an initial equivalent amount of US$ 750 million, later reduced to US$ 600 million for the use of the proceeds from the sale of its indirect interests in TGS.

The syndicated loan was guaranteed until its cancellation with a pledge in first degree of privilege over the direct or indirect participation of the Company in PPSL and Petrobras, and after the sale of certain assets to YPF, over the participation in IEASA. The Syndicated Loan was canceled in its entirety during the first quarter of 2017.

20.2.2. EMES Financing

On May 11, 2016, EMES, an investment vehicle with the participation of the main officers of the Company and other international investors, entered into an agreement pursuant to which EMES granted a loan in the amount of US$ 50 million to the Company, which was used to partially pay the purchase price to the transaction.

Before the expiration of the Exchange Offer or the merger between the Company and Petrobras, the Company would have to cancel the total amount owed under the EMES Loan, and EMES would have to accept the delivery of part of the acquired PPSL Credit equivalent to the amount resulting from assessing the market value of the number of Petrobras’ ADRs which, if participating in the Exchange Offer or merger, would entitle EMES to receive the number of ADRs from the Company resulting from dividing the loan principal by the average market price per ADR of the Company at the NYSE on the 30 business days before the Share Purchase Agreement execution date.

The execution of the EMES Financing was a condition precedent requested by the Syndicated Loan's creditors. The EMES Financing was approved by the Audit Committee and the Company's Board of Directors and is in full compliance with Argentine laws and regulations.

On October 25, the Company and EMES agreed to cancel the loan with the partial assignment of the principal of the PPSL credit for an amount of US$ 77.4 million. On November 1, 2016, PPSL canceled its debt with EMES through the delivery of 11,090,286 Petrobras’ ADRs.

20.2.3. YPF Financing

On May 13, 2016, the Company executed a credit agreement with YPF under which YPF undertook to grant a loan to the Company in the amount of US$ 140 million, which were destined by the Company to partially finance the Transaction. To guarantee the performance of its obligations under this financing, the Company granted a pledge on PEPASA’s shares held by it, which represent approximately 49% of PEPASA’s capital stock and voting rights.

On October 14, 2016, the Company pre-paid US$ 20 million of the YPF Financing.

As of December 31, 2016, the outstanding balance of the loan was offset with the receivable for the price balance owed by YPF to Petrobras under the agreements for the transfer of Río Neuquén and Aguada de la Arena consortiums.

On March 9, 2017, the Board Directors resolved to approve the cancellation by YPF of the price balance payable for the transfer to YPF of the participations in Río Neuquén and Aguada de la Arena areas, through the assignment of the loan the Company held with YPF, since Pampa and Petrobras were undergoing a merger process, and the Company has taken on the management of Petrobras pursuant to the decision made by the Shareholders’ Meeting dated February 16, 2017. Furthermore, the Board of Directors agreed that Pampa, in its capacity as assigned debtor, should replace YPF. Finally, the parties agreed on the repayment of the due balances under the described terms and conditions.

20.3 Global Corporate Bonds Program

The Company has the following programs in place: (i) a simple CBs Program (non-convertible into shares) for a maximum amount of US$500 million, which was authorized by CNV Resolution No. 17,162, effective until August 15, 2018; and (ii) a simple or convertible CBs Program for up to US$ 2,000 million, which was authorized by CNV Resolution No. 18,426, effective until December 29, 2021.

The Company’s Shareholders’ Meeting held on April 7, 2017 approved the issuance of CBs convertible into common shares and American Depositary Shares (“ADRs”) for a face value of US$ 500 million subject to certain conditions, mainly regarding the Company’s ADR price.

On January 16, 2018, the Company informed the CNV that, following the sales transactions in the refining and distribution segment (Note 1.5.1) and of certain oil assets (Note 1.5.2), the resulting fund inflow would allow the Company to afford the defined strategic investments. Therefore, the issuance of corporate bonds convertible into shares is not deemed necessary.

20.4 Guarantees on loans

On September 27, 2017, Greenwind entered into a loan agreement with Corporación Interamericana de Inversiones, Banco Interamericano de Desarrollo, Banco Santander, and Industrial and Commercial Bank of China Limited (ICBC) Dubai Branch in the amount of US$ 104 million, which will be used to finance the construction, operation and maintenance of the 100 MW wind farm currently being developed in Bahía Blanca, Province of Buenos Aires.

The facility will have a nine-year term as from its execution date and will be repaid in 14 six-monthly consecutive installments, the first one becoming due on May 15, 2020.

Pampa granted a bond for the whole facility’s principal to guarantee the operation.

On October 20 and November 13, 2017, Greenwind collected the entire financing.

20.5 TGS Financing

On October 6, 2011, TGS granted the Company a borrowing/financing amounting to US$ 26 million to make the payment necessary to acquire the rights to control, suspend and waive Enron Creditors Recovery Corp. and Ponderosa Assets LLP against the Republic of Argentina before the International Centre for Settlement of Investment Disputes of the World Bank (”CIADI”) (the “Arbitration Proceeding”) pursuant to the Call Option Agreement entered into between the Company, Inversiones Argentina II and GEB Corp. (the “ICSID Contract”).

After several postponements and ammendments, the parties agreed that the financing will be paid at maturity or in advance through the full and unconditional assignment to TGS of all PESA’s rights and obligations under the ICSID Agreement in case, on or before the maturity date: (a) TGS has received a 20% increase on its tariff chart and that increase remains effective pursuant to the Transitory Agreement approved by Order No. 1918/09 of the National Executive Branch, or (b) the following has been granted to TGS and remains effective: (x) the tariff adjustment set forth in the Agreement initialized by TGS and approved by its Board of Directors on October 5, 2011, or (y) any other compensatory system implemented through any tariff review system or mechanism hereinafter replacing those currently in force under Economic Emergency Law No. 25,561 of the Republic of Argentina and having an equivalent economic effect on TGS.

During September 2015, the condition stipulated in the loan agreement granted by TGS has been met, which required its compulsory cancellation through the full and unconditional assignment of all the ownership rights and liabilities held by the Company under the Arbitration Proceeding.

On October 7, 2015, all rights under the Arbitration Proceeding were assigned to a trust formed abroad to TGS and consequently, on that date the effects of the transaction were recognized according to the following breakdown:

Loan principal balance	244
Interest and taxes	80
Total TGS loan	324

Rights over arbitration proceedings	(109)

Gain from discharge / cancellation of TGS loan	215